united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 12/31

Date of reporting period: 6/30/19

Item 1. Reports to Stockholders.

ACM Dynamic Opportunity Fund

Class A Shares – ADOAX
Class I Shares – ADOIX

ACM Tactical Income Fund

Class A Shares – TINAX
Class I Shares – TINIX

Semi-Annual Report
June 30, 2019

1-844-798-3833

www.acm-funds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.ACM-Funds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder,

For the first half of 2019 (through June 30th), the ACM Dynamic Opportunity Fund (Institutional Class and Retail Class) underperformed its benchmark, the HFRX Equity Hedge Index (“HFRX”). The Fund generated a net return of +3.55% for the I-Shares (and +3.46% for the A-Shares) from December 31, 2018 through June 30, 2019, lagging the HFRX which returned +5.97% over the same time period. Given that the Fund was fully hedged entering the calendar year, the Fund did not keep pace with the overall market, as the S&P 500 Index returned +18.54% over that time period.

The Fund exited 2018 on a solid note, having successfully implemented hedges to mitigate the severe downside exhibited by stocks in the fourth quarter. But that also meant that the Fund was fully hedged (net market exposure of 0%) coming into 2019. The stock market then exhibited a sharp, V-type bottom in January and rocketed higher. Given that the Fund was largely hedged at the time, the Fund only participated in a fraction of the upside market action. Underlying stocks in the portfolio performed well, but the large degree of hedges resulted in offsetting declines.

Hedges were largely removed by mid- to late first quarter, but around that timeframe many of our stocks that had strong starts to the year began to enter individual corrections of their own. The combination of these two factors resulted in a frustrating first half of the year for the portfolio managers.

As of June 30, 2019 the portfolio had 41 holdings with an average market capitalization of $36.6 billion. The average P/E ratio was 29.8 and the average ROE was 25.2%. Beta-adjusted (net) market exposure as of 6/30/2019 was 89%.

Turning to the ACM Tactical Income Fund, the first half of 2019 was a good start for the new Fund. The Fund began trading on January 11, 2019. As assets in the Fund were minimal at inception, expenses were greater than portfolio income and the Fund was unable to pay a dividend distribution in January, and just a small one in February. Beginning in March, distributions were paid in full.

The Fund generated a net return of +4.12% for the I-shares (and +4.04% for the A-shares) from December 31, 2018 through June 30, 2019. The Barclays Aggregate Bond Index (“AGG”) returned +6.11% over the same time period. The AGG is heavily made up of Treasury bonds, and thus benefits disproportionately when there is a drop in long-term bond yields. The first half of 2019 saw bond yields fall from 2.68% down to 2.00% at the 10-year maturity level. As such, it was difficult for the Fund to keep pace with this index.

The Fund has the ability to rotate among various income-oriented sectors of the ETF market, and can rotate between “risk on” sectors such as preferreds, convertibles, and high yield corporates (to name a few) as well as “risk off” type sectors such as Treasuries and munis. The first half of 2019 was characterized by many risk-on sectors flashing buy signals in our models and receiving allocations. These positions in some of the higher yielding areas of the market helped the Fund perform well and pay attractive distribution yields. Should market conditions change, the Fund will tactically rotate out of these risk-on investments and move to the more conservative risk-off areas of the income market.

Sincerely,

Jordan L. Kahn, CFA

Chief Investment Officer

Defined terms: HFRX Equity Hedge Index – tracks strategies that maintain positions both long and short in primarily equity and equity driven securities. S&P 500 Index – tracks 500 individual stocks chosen for market size, liquidity and industry grouping, among other factors. Long – the holder of the position owns the security and will profit if the price of the security goes up. Short – the holder of the position sells securities it does not own in anticipation of a decline in the market price of the securities. Stop-loss – Designed to limit an investor’s loss on a security position. P/E Ratio – Companies share price divided by its earnings per share. ROE (return on equity) – amount of net income returned as a percentage of shareholders equity.

6754-NLD-08/07/2019

ACM Dynamic Opportunity Fund
Portfolio Review (Unaudited)
June 30, 2019

The Fund’s performance figures* for the periods ended June 30, 2019, compared to its benchmarks:

			Annualized	Annualized
	Six Month	1 Year	3 Year	Since Inception****
ACM Dynamic Opportunity Fund - Class A	3.46%	0.68%	5.61%	4.32%
ACM Dynamic Opportunity Fund - Class A with load	(2.56)%	(5.12)%	3.54%	2.94%
ACM Dynamic Opportunity Fund - Class I	3.55%	0.96%	5.89%	4.56%
S&P 500 Total Return Index **	18.54%	10.42%	14.19%	11.08%
HFRX Equity Hedge Index ***	5.97%	(4.24)%	3.22%	0.88%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2020, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 2.40% and 2.15% of average daily net assets attributable to Class A and Class I shares, respectively, per the most recent prospectus. The Fund’s total gross operating expenses, per the most recent prospectus is 2.04% and 1.79% for Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75%. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-844-798-3833.

**	The S&P 500 Total Return Index, is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***	Hedge Fund Research (HFRX) Equity Hedge Index. HFRX is the established global leader in the indexation, analysis and research of the hedge fund industry. With over 150 indices ranging from broad composites down to specific, niche areas of sub-strategy and regional investment focus, the HFRX Indices are considered the industry standard benchmarks of hedge fund performance. Investors cannot invest directly in an index.

****	Inception date is January 20, 2015.

Portfolio Composition as of June 30, 2019	% of Net Assets
Internet	15.0%
Software	10.7%
Commercial Services	10.1%
Short Term Investments	8.7%
Diversified Financial Services	7.2%
Retail	3.6%
Computers	3.0%
Advertising	2.3%
Semiconductors	2.0%
Homebuilders	2.0%
Other assets in excess of liabilities - net	35.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

ACM Tactical Income Fund
Portfolio Review (Unaudited)
June 30, 2019

The Fund’s performance figures* for the periods ended June 30, 2019, compared to its benchmarks:

	Six Month	Since Inception***
ACM Tactical Income Fund - Class A	4.04%	4.04%
ACM Tactical Income Fund - Class A with load	(1.94)%	(1.94)%
ACM Tactical Income Fund - Class I	4.12%	4.12%
Bloomberg Barclays U.S. Aggregate Bond Index **	6.11%	6.11%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2021, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 2.25% and 2.00% of average daily net assets attributable to Class A and Class I shares, respectively, per the most recent prospectus. The Fund’s total gross operating expenses, per the most recent prospectus is 2.13% and 1.88% for Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75%. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-844-798-3833.

**	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Investors cannot invest directly in an index. It is also known as Bloomberg Bloomberg Barclays U.S. Aggregate Bond Index.

***	Inception date is December 31, 2018.

Portfolio Composition as of June 30, 2019	% of Net Assets
Fixed Income Funds	83.4%
Equity Funds	15.6%
Other assets in excess of liabilities - net	1.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares		Fair Value
	COMMON STOCK - 67.9%
	ADVERTISING - 2.3%
9,300	Trade Desk, Inc. *	$2,118,354

	BANKS - 1.8%
23,700	Citigroup, Inc.	1,659,711

	BIOTECHNOLOGY - 1.8%
9,000	Vertex Pharmaceuticals, Inc. * ^	1,650,420

	COMMERCIAL SERVICES - 10.1%
9,700	Avalara, Inc. *	700,340
10,000	Euronet Worldwide, Inc. *	1,682,400
30,000	EVERTEC, Inc.	981,000
8,500	Global Payments, Inc.	1,361,105
4,500	New Oriental Education & Technology Group, Inc. - ADR *	434,610
18,500	PayPal Holdings, Inc. * ^ #	2,117,510
12,500	Square, Inc. *	906,625
14,000	TriNet Group, Inc. *	949,200
		9,132,790
	COMPUTERS - 3.0%
5,500	EPAM Systems, Inc. * ^	952,050
55,000	Kornit Digital Ltd. *	1,741,300
		2,693,350
	DIVERSIFIED FINANCIAL SERVICES - 7.2%
18,000	Intercontinental Exchange, Inc. ^	1,546,920
11,000	LPL Finanical Holdings, Inc.	897,270
34,000	Pagseguro Digital Ltd. *	1,324,980
15,500	Visa, Inc. ^	2,690,025
		6,459,195
	ELECTRIC - 2.0%
9,000	NextEra Energy, Inc.	1,843,740

	ENGINEERING & CONSTRUCTION - 1.6%
37,500	Arcosa, Inc.	1,411,125

	HEALTHCARE - PRODUCTS - 1.6%
2,700	Intuitive Surgical, Inc. *	1,416,285

	HOME BUILDERS - 2.0%
25,500	Lennar Corp. *	1,821,465

	INSURANCE - 2.0%
37,500	Essent Group Ltd. *	1,762,125

	INTERNET - 15.0%
2,200	Alphabet, Inc. * ^	2,382,160
1,580	Amazon.com, Inc. * ^	2,991,935
9,000	Baozun, Inc. - ADR *	448,740
12,000	Facebook, Inc. * ^	2,316,000
6,200	Netflix, Inc. *	2,277,384
19,000	Twitter, Inc. *	663,100
32,000	Zscaler, Inc. *	2,452,480
		13,531,799
	MINING - 0.5%
10,500	Kirkland Lake Gold Ltd. *	450,660

	RETAIL - 3.6%
10,500	Lululemon Athletica, Inc. * ^	1,892,205
4,000	Ulta Beauty, Inc. *	1,387,560
		3,279,765
	SEMICONDUCTORS - 2.0%
60,000	Advanced Micro Devices, Inc. *	1,822,200

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Shares				Fair Value
	COMMON STOCK - 67.9% (Continued)
	SOFTWARE - 10.7%
5,000	Adobe, Inc. *			$1,473,250
14,000	Atlassian Corp. PLC * ^			1,831,760
40,000	Fastly, Inc. *			811,200
30,000	Five9, Inc. * ^			1,538,700
10,000	Splunk, Inc. * ^			1,257,500
12,000	Twilio, Inc. *			1,636,200
7,000	Veeva Systems, Inc. *			1,134,770
				9,683,380
	TELECOMMUNICATIONS - 0.7%
16,000	Ciena Corp. *			658,080

	TOTAL COMMON STOCK (Cost $47,260,975)			61,394,444

	SHORT TERM INVESTMENTS - 8.7%
	MONEY MARKET FUND - 2.1%
1,893,204	Goldman Sachs Financial Square Government - Institutional Class, 2.29% **			1,893,204

	U.S. TREASURY BILLS - 6.6% +
1,000,000	United States Treasury Bill, 1.90% 7/25/2019 ^			998,703
1,000,000	United States Treasury Bill, 2.04% 12/5/2019 ^			991,245
1,000,000	United States Treasury Bill, 2.07% 9/12/2019 ^			995,828
1,000,000	United States Treasury Bill, 2.09% 11/7/2019 ^			992,627
1,000,000	United States Treasury Bill, 2.10% 8/29/2019 ^			996,567
1,000,000	United States Treasury Bill, 2.11% 10/10/2019 ^			994,137
				5,969,107

	TOTAL SHORT TERM INVESTMENTS (Cost $7,856,501)			7,862,311

			Notional Value
Contracts ***		Counterparty	June 30, 2019
	SCHEDULE OF OPTIONS PURCHASED * - 0.1%
	SCHEDULE OF CALL OPTIONS PURCHASED - 0.1%
150	iPath Series B S&P 500 VIX Short-Term Futures ETN
	Expiration August 2019, Exercise Price $27.00	Goldman Sachs	$405,000	27,000
100	SPDR S&P 500 ETF Trust
	Expiration August 2019, Exercise Price $295.00	Goldman Sachs	2,950,000	57,100
	TOTAL CALL OPTIONS PURCHASED (Cost $83,700)			84,100

	SCHEDULE OF PUT OPTIONS PURCHASED - 0.0%
100	SPDR S&P 500 ETF Trust
	Expiration July 2019, Exercise Price $280.00	Goldman Sachs	2,800,000	7,700
	TOTAL PUT OPTIONS PURCHASED (Cost $60,475)

	TOTAL OPTIONS PURCHASED (Cost $144,175)			91,800

	TOTAL INVESTMENTS (Cost $55,261,651) - 76.7%			$69,348,555
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $37,699) - (0.0)%			(185)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 23.3%			21,107,220
	NET ASSETS - 100.0%			$90,455,590

			Notional Value
Contracts ***		Counterparty	June 30, 2019
	SCHEDULE OF CALL OPTIONS WRITTEN * - (0.0)%
185	PayPal Holdings, Inc.
	Expiration June 2019, Exercise Price $116.00	Goldman Sachs	$2,146,000	185
	SCHEDULE OF CALL OPTIONS WRITTEN (Premiums Received $37,699)			185

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

PLC - Public Limited Company

*	Non-income producing security.

**	Money Market fund; interest rate reflects seven-day effective yield on June 30, 2019.

***	Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.

^	All or part of these securities were held as collateral for call options written and securities sold short as of June 30, 2019. Total collateral for call options written and securities sold short is $22,050,686. # Subject to call options written.

+	Yield shown is the discounted rate at the time of purchase for U.S. Treasury Bills.

See accompanying notes to financial statements.

ACM Tactical Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019

Shares				Fair Value
	EXCHANGE TRADED FUNDS - 99.0%
	EQUITY FUNDS - 15.6%
10,460	iShares Mortgage Real Estate ETF ^			$441,203
82,150	Vaneck Vectors BDC Income ETF			1,365,333
				1,806,536
	FIXED INCOME FUNDS - 83.4%
10,065	Invesco CEF Income Composite ETF			227,771
12,530	Invesco Senior Loan ETF			283,930
13,910	Invesco Taxable Municipal Bond ETF			437,330
4,630	iShares 20+ Year Treasury Bond ETF ^			614,910
3,435	iShares iBoxx $ Investment Grade Corporate Bond ETF ^			427,211
12,000	iShares J.P. Morgan USD Emerging Markets Bond ETF ^ #			1,359,480
3,835	iShares MBS ETF			412,646
36,890	iShares Preferred & Income Securities ETF ^			1,359,396
25,785	SPDR Bloomberg Barclays Convertible Securities ETF ^			1,363,253
12,470	SPDR Bloomberg Barclays High Yield Bond ETF			1,358,482
21,310	VanEck Vectors High-Yield Municipal Index ETF			1,359,152
7,350	Vanguard Total International Bond ETF			421,155
				9,624,716

	TOTAL EXCHANGE TRADED FUNDS (Cost $11,209,911)			11,431,252

	TOTAL INVESTMENTS IN LONG SECURITIES (Cost $11,209,911) (a) - 99.0%			$11,431,252
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $2,925) (a) - (0.0)%			(1,500)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%			112,598
	NET ASSETS - 100.0%			$11,542,350

			Notional Value at
Contracts *		Counterparty	June 30, 2019
	SCHEDULE OF CALL OPTIONS WRITTEN ** - (0.0)%
75	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Expiration July 2019, Exercise Price $114.00	Goldman Sachs	$855,000	$1,500
	SCHEDULE OF CALL OPTIONS WRITTEN (Premiums Received $2,925)			1,500

ETF - Exchange Traded Fund

*	Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.

**	Non-income producing security.

#	Subject to call options written.

^	All or part of these securities were held as collateral for call options written and securities sold short as of June 30, 2019. Total collateral for call options written and securities sold short is $683,972.

See accompanying notes to financials statements.

ACM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2019

	ACM Dynamic	ACM Tactical
	Opportunity Fund	Income Fund
ASSETS
Investment securities, at value (Cost $55,261,651 and $11,209,911)	$69,348,555	$11,431,252
Cash	20,745,866	1,685,131
Segregated cash at broker	5,375,948	—
Receivable for securities sold	275,722	366,219
Receivable for fund shares sold	195,900	103,500
Interest receivable	16,595	571
Prepaid expenses	15,479	116
TOTAL ASSETS	95,974,065	13,586,789

LIABILITIES
Payable for investments purchased	5,274,075	1,972,024
Payable for fund shares repurchased	117,872	—
Investment advisory fees payable	92,670	13,064
Payable to related parties	20,140	1,286
Due to broker	—	39,192
Dividends payable	10,025	—
Distribution (12b-1) fees payable	1,660	131
Written options, at value (Premiums received $37,699 and $2,925, respectively)	185	1,500
Accrued expenses and other liabilities	1,848	17,242
TOTAL LIABILITIES	5,518,475	2,044,439
NET ASSETS	$90,455,590	$11,542,350

Composition of Net Assets:
Paid in capital	$80,424,364	$11,351,551
Accumulated Earnings	10,031,226	190,799
NET ASSETS	$90,455,590	$11,542,350

Net Asset Value Per Share:
Class A Shares:
Net Assets	$8,201,182	$708,131
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	457,525	68,935
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$17.93	$10.27
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$19.02	$10.90

Class I Shares:
Net Assets	$82,254,408	$10,834,219
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,544,906	1,054,571
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$18.10	$10.27

(a)	The Fund imposes a 1.00% redemption fee for any redemptions of Fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

ACM Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2019

	ACM Dynamic	ACM Tactical
	Opportunity Fund	Income Fund (1)
INVESTMENT INCOME
Dividend Income	$82,816	$175,922
Interest	256,980	2,052
TOTAL INVESTMENT INCOME	339,796	177,974

EXPENSES
Advisory fees	564,508	29,666
Distribution (12b-1) fees:
Class A	9,956	424
Administrative services fees	49,775	2,447
Third party administrative services fees	31,675	4,865
Accounting services fees	27,150	1,726
Dividend expense on securities sold short	16,591	—
Transfer agent fees	16,290	8,580
Printing and postage expenses	13,213	4,986
Registration fees	12,308	6,050
Compliance officer fees	9,959	4,659
Audit fees	7,785	7,784
Legal fees	7,439	8,178
Trustees fees and expenses	7,439	4,631
Custodian fees	4,248	4,118
Other expenses	1,191	1,049
Insurance expense	362	214
TOTAL EXPENSES	779,889	89,377
Less: Fees waived/expenses reimbursed by the Advisor	—	(28,963)
NET EXPENSES	779,889	60,414

NET INVESTMENT INCOME (LOSS)	(440,093)	117,560

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(3,275,219)	12,318
Options written	(283,220)	(41,825)
Securities sold short	666,571	—
Net realized loss	(2,891,868)	(29,507)
Net change in unrealized appreciation (depreciation) on:
Investments	8,730,707	221,341
Options written	37,514	1,425
Securities sold short	(2,415,348)	—
Net change in unrealized appreciation on investments	6,352,873	222,766

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,461,005	193,259

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,020,912	$310,819

(1)	For the period December 31, 2018 (commencement of operations) to June 30, 2019.

See accompanying notes to financial statements.

ACM Funds
STATEMENTS OF CHANGES IN NET ASSETS

	ACM Dynamic Opportunity Fund
	For the Six Months	For the Year Ended
	Ended June 30, 2019	December 31, 2018
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(440,093)	$(973,334)
Net realized gain (loss) on investments, options written and securities sold short	(2,891,868)	1,187,900
Net change in unrealized appreciation (depreciation) on investments, options written and securities sold short	6,352,873	(1,421,466)
Net increase (decrease) in net assets resulting from operations	3,020,912	(1,206,900)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	—	(88,515)
Class I	—	(781,705)
Total distributions to shareholders	—	(870,220)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,487,029	8,218,676
Class I	13,266,471	38,868,592
Net asset value of shares issued in reinvestment of distributions:
Class A	—	85,977
Class I	—	757,533
Redemption fee proceeds:
Class A	—	436
Class I	1,429	1,234
Payments for shares redeemed:
Class A	(2,497,919)	(3,127,167)
Class I	(11,782,316)	(21,040,841)
Net increase from shares of beneficial interest transactions	474,694	23,764,440

NET INCREASE IN NET ASSETS	3,495,606	21,687,320

NET ASSETS
Beginning of Period	86,959,984	65,272,664
End of Period	$90,455,590	$86,959,984

SHARE ACTIVITY
Class A:
Shares Sold	83,475	448,283
Shares Reinvested	—	5,022
Shares Redeemed	(143,033)	(168,842)
Net increase (decrease) in shares of beneficial interest outstanding	(59,558)	284,463

Class I:
Shares Sold	737,586	2,119,271
Shares Reinvested	—	43,890
Shares Redeemed	(656,032)	(1,131,849)
Net increase in shares of beneficial interest outstanding	81,554	1,031,312

See accompanying notes to financial statements.

ACM Funds
STATEMENT OF CHANGES IN NET ASSETS

ACM Tactical Income Fund
For the Six Months
Ended June 30, 2019 (1)
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$117,560
Net realized loss on investments, options written and securities sold short	(29,507)
Net change in unrealized appreciation on investments and options written	222,766
Net increase in net assets resulting from operations	310,819

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(6,857)
Class I	(113,163)
Total distributions to shareholders	(120,020)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	795,958
Class I	10,655,856
Net asset value of shares issued in reinvestment of distributions:
Class A	5,114
Class I	112,960
Payments for shares redeemed:
Class A	(103,951)
Class I	(114,386)
Net increase from shares of beneficial interest transactions	11,351,551

NET INCREASE IN NET ASSETS	11,542,350

NET ASSETS
Beginning of Period	—
End of Period	$11,542,350

SHARE ACTIVITY
Class A:
Shares Sold	78,721
Shares Reinvested	503
Shares Redeemed	(10,289)
Net increase in shares of beneficial interest outstanding	68,935

Class I:
Shares Sold	1,054,722
Shares Reinvested	11,099
Shares Redeemed	(11,250)
Net increase in shares of beneficial interest outstanding	1,054,571

(1)	For the period December 31, 2018 (commencement of operations) to June 30, 2019.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period Presented

	Class A

	For the Six Months		For Year Ended	For Year Ended	For the Period Ended	For the Period Ended
	Ended June 30, 2019		December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$17.33		$17.71	$15.07	$15.85	$15.00
Increase (decrease) from investment operations:
Net investment loss (2)	(0.10)		(0.25)	(0.25)	(0.24)	(0.32)
Net realized and unrealized gain (loss) on investments	0.70		0.04 (8)	2.89	(0.54)	1.17
Total from investment operations	0.60		(0.21)	2.64	(0.78)	0.85
Less distributions from:
Net realized gains	—		(0.17)	—	—	—
Total distributions	—		(0.17)	—	0.00 (3)	—
Redemption fees collected (2)	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$17.93		$17.33	$17.71	$15.07	$15.85
Total return (4)	3.46	% (5)	(1.15)%	17.52%	(4.92)%	5.67	% (5)
Net assets, at end of period (000s)	$8,201		$8,961	$4,121	$28,895	$28,257
Ratios/Supplemental Data:
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (6)	1.94	% (7)	2.04%	2.10%	2.13%	2.41	% (7)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (6)	1.91	% (7)	1.92%	1.98%	2.01%	2.18	% (7)
Ratio of net investment loss to average net assets (6)	(1.20	)% (7)	(1.37)%	(1.54)%	(1.54)%	(2.09	)% (7)
Portfolio Turnover Rate	111	% (5)	271%	224%	481%	652	% (5)

(1)	The Fund commenced operations on January 20, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Net realized and unrealized gain on investments does not accord with the net amount reported in the Statement of Operations due to timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period Presented

	Class I

	For the Six Months		For Year Ended		For Year Ended	For the Period Ended	For the Period Ended
	Ended June 30, 2019		December 31, 2018		December 31, 2017	December 31, 2016	December 31, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$17.48		$17.82		$15.12	$15.86	$15.00
Increase (decrease) from investment operations:
Net investment loss (2)	(0.09)		(0.20)		(0.21)	(0.20)	(0.33)
Net realized and unrealized gain (loss) on investments	0.71		0.03	(9)	2.91	(0.54)	1.19
Total from investment operations	0.62		(0.17)		2.70	(0.74)	0.86
Less distributions from:
Net realized gains	—		(0.17)		—	—	—
Total distributions	—		(0.17)		—	—	—
Redemption fees collected (2)(3)	0.00		0.00		0.00	0.00	0.00
Net asset value, end of period	$18.10		$17.48		$17.82	$15.12	$15.86
Total return (4)	3.55	% (6)	(0.92	)% (5)	17.86%	(4.67)%	5.73	% (6)
Net assets, at end of period (000s)	$82,254		$77,999		$61,152	$19,140	$22,056
Ratios/Supplemental Data:
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (7)	1.69	% (8)	1.79%		1.85%	1.88%	2.16	% (8)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (7)	1.66	% (8)	1.67%		1.73%	1.76%	1.93	% (8)
Ratio of net investment loss to average net assets (7)	(0.95	)% (8)	(1.12)%		(1.24)%	(1.29)%	(2.12	)% (8)
Portfolio Turnover Rate	111	% (6)	271%		224%	481%	652	% (6)

(1)	The Fund commenced operations on January 20, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Net realized and unrealized gain on investments does not accord with the net amount reported in the Statement of Operations due to timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

ACM Tactical Income Fund (1)
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A

	For the Six Months
	Ended June 30, 2019 (1)
	(Unaudited)

Net asset value, beginning of period	$10.00
Increase (decrease) from investment operations:
Net investment income (2)	0.19
Net realized and unrealized gain on investments	0.21
Total from investment operations	0.40
Less distributions from:
Net investment income	(0.13)
Total distributions	(0.13)
Redemption fees collected (2)(3)	0.00
Net asset value, end of period	$10.27
Total return (4)	4.04	% (5)
Net assets, at end of period (000s)	$708
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets	3.16	% (7)
Ratio of net expenses to average net assets	2.25	% (7)
Ratio of net investment income to average net assets (6)	3.68	% (7)
Portfolio Turnover Rate	276	% (5)

(1)	The Fund commenced operations on December 31, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

ACM Tactical Income Fund (1)
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class I

	For the Six Months
	Ended June 30, 2019 (1)
	(Unaudited)

Net asset value, beginning of period	$10.00
Increase (decrease) from investment operations:
Net investment income (2)	0.20
Net realized and unrealized gain on investments	0.21
Total from investment operations	0.41
Less distributions from:
Net investment income	(0.14)
Total distributions	(0.14)
Net asset value, end of period	$10.27
Total return (4)	4.12	% (5)
Net assets, at end of period (000s)	$10,834
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets	2.91	% (7)
Ratio of net expenses to average net assets	2.00	% (7)
Ratio of net investment income to average net assets (6)	3.93	% (7)
Portfolio Turnover Rate	276	% (5)

(1)	The Fund commenced operations on December 31, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2019

1.	ORGANIZATION

The ACM Dynamic Opportunity Fund (“Dynamic Opportunity Fund”) and ACM Tactical Income Fund (“Tactical Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Dynamic Opportunity Fund commenced operations on January 20, 2015. The Dynamic Opportunity Fund seeks long-term capital appreciation with a short-term focus on capital preservation. The Tactical Income Fund commenced operations on December 31, 2018. The Tactical Income Fund seeks to generate income, with capital preservation as a secondary objective.

Each Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Funds’ assets and liabilities measured at fair value:

ACM Dynamic Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$61,394,444	$—	$—	$61,394,444
Short-Term Investments	1,893,204	5,969,107	—	7,862,311
Call Options Purchased	84,100	—	—	84,100
Put Options Purchased	7,700	—	—	7,700
Total Investments	$63,379,448	$5,969,107	$—	$69,348,555
Liabilities *
Call Options Written	$185	$—	$—	$185
Total Liabilities	$185	$—	$—	$185

ACM Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$11,431,252	$—	$—	$11,431,252
Total Investments	$11,431,252	$—	$—	$11,431,252
Liabilities *
Call Options Written	$—	$1,500	$—	$1,500
Total Liabilities	$—	$1,500	$—	$1,500

*	Refer to the Portfolio of Investments for industry classification.

The Funds did not hold any Level 3 securities during the year ended June 30, 2019.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Short Sales – A “short sale” is a transaction in which a Fund sell a security it does not own but has borrowed in anticipation that the market price of the security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of June 30, 2019, as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year, as disclosed above and within the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The locations on the Statement of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Assets:
		Location of Derivatives on
Derivative Investment	Primary Risk	Statement of Assets and
Type	Exposure	Liabilities	Fair Value of Asset Derivatives
			Dynamic Opportunity	Tactical Income
			Fund	Fund
Call options purchased	Equity Risk	Investment securities, at value	$84,100	$—
Put options purchased	Equity Risk	Investment securities, at value	7,700	—
Total			$91,800	$—

Liabilities:
		Location of Derivatives on
Derivative Investment	Primary Risk	Statement of Assets and
Type	Exposure	Liabilities	Fair Value of Asset Derivatives
			Dynamic Opportunity	Tactical Income
			Fund	Fund
Written call options	Equity Risk	Written Options, at value	$185	$1,500
Total			$185	$1,500

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the six months ended June 30, 2019:

Derivative Investment Type	Location of Gain/Loss on Derivative
Options purchased	Net realized loss from investments
Written options	Net realized loss from options written
Options purchased	Net change in unrealized appreciation on investments
Written options	Net change in unrealized appreciation on options written

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

The following is a summary of the Funds realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2019:

Realized loss on derivatives recognized in the Statements of Operations

	Total for the
	Six Months Ended
	June 30, 2019
	Dynamic Opportunity
Derivative Investment Type	Fund	Tactical Income Fund
Options purchased - Equity Risk	$(1,127,500)	$—
Written options - Equity Risk	(283,220)	(41,825)
Total	$(1,410,720)	$(41,825)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations

	Total for the
	Six Months Ended
	June 30, 2019
	Dynamic Opportunity
Derivative Investment Type	Fund	Tactical Income Fund
Options purchased - Equity Risk	$(50,182)	$—
Written options - Equity Risk	37,514	1,425
Total	$(12,668)	$1,425

Offsetting of Financial Assets and Derivative Liabilities –

The following table presents the Funds liability derivatives available for offset under a master netting arrangement net of collateral pledged for options written as of June 30, 2019.

Gross Amounts Not Offset in
the Statement of Assets &
Liabilities:				Liabilities

		Gross	Net Amounts
		Amounts	of Liabilities
		Offset in the	Presented in
	Gross Amounts of	Statement of	the Statement		Cash
	Recognized	Assets &	of Assets &	Financial	Collateral	Net
Funds	Assets/Liabilities(1)	Liabilities	Liabilities	Instruments (2)	Received	Amount
Dynamic Opportunity Fund	$185	$—	$185	$—	$185	$—
Tactical Income Fund	1,500	—	1,500	—	1,500	—
Total	$1,685	$—	$1,685	$—	$1,685	$—

(1)	Written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually for the Dynamic Opportunity Fund and declared and paid monthly for the Tactical Income Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

Federal Income Taxes – The Funds intend to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2016 through December 31, 2018, or expected to be taken in the Funds December 31, 2019 year-end tax return. The Funds identify its major tax jurisdictions as U.S. federal and Ohio, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The asset of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $91,960,698 and $60,679,770, respectively, for the Dynamic Opportunity Fund and $31,120,524 and $19,689,307, respectively, for the Tactical Income Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ascendant Capital Management, LLC (the “Advisor”) serves as the Funds investment advisor. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a fee computed and accrued daily and paid monthly, based on the Funds average daily net assets and is computed at the annual rate of 1.25% for the Dynamic Opportunity Fund and 1.00% for the Tactical Income Fund. For the six months ended June 30, 2019, the Advisor earned advisory fees of $564,508 and $29,666 for the Dynamic Opportunity Fund and Tactical Income Fund, respectively.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Dynamic Opportunity Fund and Tactical Income Fund (“Waiver Agreement”) until at least April 30, 2020 and April 30, 2021, respectively, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))), will not exceed 2.40% and 2.15% of the daily average net assets attributable to Dynamic Opportunity Fund’s Class A and Class I shares, respectively, and 2.25% and 2.00% of the daily average net assets attributable to Tactical Income Fund’s Class A and Class I shares, respectively. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three years; provided, however, that such expenses may only be reimbursed to the extent they were waived or

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

paid after the date of the Waiver Agreement (or any similar agreement) and if recoupment can be achieved within the aforementioned expense limits and expense limits at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time. During the six months ended June 30, 2019, the Tactical Income Fund waived $28,963, in advisory fees pursuant to the Waiver Agreement which is subject to recapture before December 31, 2022.

Northern Lights Distributors, LLC (“NLD” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Fund shares. During the six months ended June 30, 2019, the Distributor received $13,311 and $14,885 in underwriting commissions for sales of Class A shares of Dynamic Opportunity Fund and Tactical Income Fund, respectively, of which $1,883 and $2,143 was retained by the principal underwriter or other affiliated broker-dealers.

The Trust has adopted, with respect to the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% per year of the average daily net assets of the Class A shares to the Distributor to be used to pay for distribution and shareholder servicing activities. For the six months ended June 30, 2019, pursuant to the Plan, Class A shares of Dynamic Opportunity Fund and Tactical Income Fund incurred costs of $9,956 and $424, respectively.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”)

BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than thirty days. The redemption fee is paid directly to the Funds. Please refer to the Statements of Changes for the collected redemption fees.

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

6.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statements of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost of investments for federal tax purposes including options purchased and options written is $55,702,124 and $11,206,986, respectively for the Dynamic Opportunity Fund and Tactical Income Fund.

	Dynamic Opportunity Fund	Tactical Income Fund
Gross unrealized appreciation:	$14,395,698	$224,252
Gross unrealized depreciation:	(749,452)	(1,486)
Net unrealized appreciation	$13,646,246	$222,766

The tax character of fund distributions paid for the year ended December 31, 2018 was as follows:

Fiscal Year Ended
December 31, 2018
Ordinary Income	$—
Long-Term Capital Gain	870,220
Return of Capital	—
$870,220

There were no distributions paid for the year ended December 31, 2017.

As of December 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$289,158	$—	$—	$(572,217)	$7,293,373	$7,010,314

The difference between book basis and tax basis accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

At December 31, 2018, the Fund utilized remaining capital loss carry forwards for federal income tax purposes of $704,162.

	Non-Expiring	Non-Expiring		CLCF
Expiring	Short-Term	Long-Term	Total	Utilized
$—	$—	$—	$—	$704,162

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, adjustments related to partnerships and passive foreign investment companies, and adjustments for capitalization in lieu of short dividend payments, resulted in reclassification for the year ended December 31, 2018 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$(1,018,871)	$1,018,871

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2019

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2019, Charles Schwab held 48.06% and 86.30% of the voting securities for the sole benefit of customers and may be deemed to control the Dynamic Opportunity Fund and Tactical Income Fund, respectively. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Funds’ fundamental policies or the terms of the advisory agreement with the Adviser.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ACM Funds
ADDITIONAL INFORMATION (Unaudited)
June 30, 2019

Approval of Advisory Agreement – ACM Tactical Income Fund*

In connection with a meeting held on November 27-28, 2018, the Board of Trustees (the “Board”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between Ascendant Capital Management LLC (“ACM”) and the Trust, with respect to the ACM Tactical Income Fund (the “ACM Tactical”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to ACM and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Board noted ACM was founded in 2014 and expressed familiarity with ACM as it was the adviser to a separate series in the Trust. The Board reviewed the background information of ACM’s investment personnel expected to manage ACM Tactical and expressed its satisfaction with their financial industry experience in portfolio management, compliance and research. The Board acknowledged that ACM would use a proprietary tactical allocation model to determine when to invest in high-yield instruments. It discussed that ACM’s model took into account macro market data, market-based inputs and metrics to identify market trends with ACM deciding appropriate securities and weightings. The Board noted that ACM focused on capital preservation by using a rules-based hedging overlay strategy. The Board discussed that ACM would monitor compliance with ACM’s investment limitations by reviewing the portfolio for gross and net investment exposure of the underlying positions and would utilize an outside compliance consultant to assist with its compliance program. The Board noted that ACM had added resources to support its operation as it had grown. The Board concluded that it expected ACM to deliver high quality service to ACM Tactical and its shareholders.

Performance. As ACM Tactical had not commenced operations, the Board reviewed performance returns for another fund managed by ACM as well as back-tested performance data for the ACM Tactical strategy. The Board noted that the other fund had outperformed its benchmark index over the 1-year and since inception periods. The Board also discussed that ACM’s back-tested performance data showed potential for reasonable returns. The Board acknowledged that ACM had demonstrated the capability to manage a mutual fund successfully. Although past performance is not predictive of future returns, the Board concluded that ACM had the potential to provide reasonable results to ACM Tactical and its shareholders.

Fees and Expenses. The Board noted that the proposed advisory fee of 1.00% for ACM Tactical was equal to its peer group’s median, higher than the Morningstar category median, but

ACM Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
June 30, 2019

well below the Morningstar category high. The Board noted that the net expense ratio for ACM Tactical was lower than the peer group average, higher than the Morningstar category average, but lower than the Morningstar category high of 3.35%. The Board discussed that ACM Tactical required active management generally beyond other similar tactical funds. Given these considerations, the Board concluded that ACM’s proposed advisory fee for ACM Tactical was not unreasonable.

Economies of Scale. The Board discussed the anticipated size of ACM Tactical and its prospects for growth. The Board concluded that achieving meaningful economies justifying breakpoints was unlikely during the initial term of the advisory agreement, and noted that ACM remained open to discussing the implementation of breakpoints as ACM Tactical’s assets grew and ACM achieved economies of scale related to its operation. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed ACM’s profitability analysis in connection with ACM Tactical’s operation. The Board noted that ACM expected to realize a modest profit over the initial two-year term of the advisory agreement. The Board agreed that even if ACM Tactical’s asset level outpaced ACM’s expectations, it would likely not cause ACM’s profitability to be unreasonable in relation to the services ACM provided to ACM Tactical. After further discussion, the Board concluded that ACM’s expected level of profitability was not excessive.

Conclusion. Having requested and reviewed such information from ACM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee for ACM Tactical was not unreasonable, and that approval of the Advisory Agreement was in the best interests of ACM Tactical and its shareholders.

Renewal of Advisory Agreement – ACM Dynamic Opportunity Fund*

Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

ACM Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2019

As a shareholder of the ACM Funds, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the ACM Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning January 1, 2019 and ending June 30, 2019.

Actual Expenses

The “Actual Expenses” lines in the table below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense Ratio	Account Value	Value	Period *
Expenses		1/1/19	6/30/2019	1/1/19 - 6/30/19
Dynamic Opportunity Class A	1.94%	$1,000.00	$1,034.60	$9.81
Dynamic Opportunity Class I	1.69%	$1,000.00	$1,035.50	$8.55
Tactical Income Class A	2.25%	$1,000.00	$1,040.40	$9.84
Tactical Income Class I	2.00%	$1,000.00	$1,041.20	$8.58

	Annualized	Beginning	Ending Account	Expenses Paid During
Hypothetical	Expense Ratio	Account Value	Value	Period *
(5% return before expenses)		1/1/19	6/30/2019	1/1/19 - 6/30/19
Dynamic Opportunity Class A	1.94%	$1,000.00	$1,015.15	$9.72
Dynamic Opportunity Class I	1.69%	$1,000.00	$1,016.39	$8.47
Tactical Income Class A	2.25%	$1,000.00	$1,013.65	$9.71
Tactical Income Class I	2.00%	$1,000.00	$1,014.88	$8.47

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3833 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-798-3833.

INVESTMENT ADVISOR
Ascendant Capital Management, LLC
10866 Wilshire Blvd., Suite 1600
Los Angeles, CA 90024

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/6/19

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/6/19